Taxes and payroll charges payable (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Taxes and Payroll Charges Payable

	12.31.2020	12.31.2019
INSS (social security contribution) (i)	55.8	52.6
IRRF (withholding tax)	7.4	1.4
PIS and COFINS (ii)	8.0	3.6
IPI (manufacturing tax)	0.3	4.2
FGTS (government employee severance indemnity fund)	2.4	0.3
Others	9.8	6.2

	83.7	68.3

Current portion	71.9	54.9
Non-current portion	11.8	13.4